18. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

Our oil and gas leasehold acreage is subject to expiration of leases if we do not drill and hold such acreage by production. In the Niobrara asset 1,510 net acres expire in 2013, 429 net acres expire in 2014, 123 net acres expire in 2015 and 95 net acres expire thereafter. We plan to hold significantly all of this acreage through an active program of drilling and completing producing wells. Where we are not able to drill a well before lease expiration we will seek to extend leases where able. All “net” acreage reflects our acreage held directly and our 20% proportionate share of acreage held by Condor by virtue of our 20% ownership interest in Condor. In the Eagle Ford asset the balance of our 26 net acres not held by production will expire in 2013. However, we anticipate that none of our Eagle Ford acreage will expire in 2013 or thereafter as we anticipate that (i) the operator of our Eagle Ford asset, Texon Petroleum Limited (“Texon”), will continue to complete wells in which we plan to participate in order to hold these leases, (ii) the third party operator with rights to the shallow depths will continue to complete wells that will hold these leases, and (iii) if required to hold leases, we will seek to sole risk drilling and completion of wells on the asset.

The Company is not aware of any pending or threatened legal proceedings. The foregoing is also true with respect to each officer, director and control shareholder as well as any entity owned by any officer, director and control shareholder, over the last five years.

As part of its regular operations, the Company may become party to various pending or threatened claims, lawsuits and administrative proceedings seeking damages or other remedies concerning its’ commercial operations, products, employees and other matters. Although the Company can give no assurance about the outcome of these or any other pending legal and administrative proceedings and the effect such outcomes may have on the Company, except as described above, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided for or covered by insurance, will not have a material adverse effect on the Company’s financial condition or results of operations.

As discussed in Note 7, on March 29, 2012, the Company acquired Excellong E&P-2, Inc., a Texas corporation for a total purchase price of $3.75 million. As part of the purchase price, the Company issued 1,666,667 shares of Series A preferred stock valued at $0.75 per share based on the conversion price to common stock. In accordance with the purchase agreement, the Company has a contingent obligation to repurchase up to the full 1,666,667 shares of Series A preferred stock at a price per share of $0.75 in the event that, on March 29, 2013 (the date that is twelve months from the closing date), the market value of the stock is less than $1,250,000, and the sellers demand repurchase. At September 30, 2012, if the Company were required by the sellers to repurchase all of these shares, it would be required to repurchase 1,666,667 shares for an aggregate cash payment of $1,250,000, at the sellers’ option in the event the market value of the stock is less than $1,250,000.

Our board has adopted a compensation program that, effective for periods after 2012, will provide each of our “independent” directors as defined in NYSE MKT rules or under Rule 10A-3 of the Exchange Act with compensation consisting of (a) a quarterly cash payment of $5,000, and (b) an annual equity award consisting of shares of restricted stock valued at $60,000, vesting on the date that is one year following the date of grant. Effective upon the completion of the Company’s pending public offering of its securities as contemplated by that certain Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission on October 10, 2012, as amended (the “Pending Public Offering”), the Company plans to appoint two “independent” directors to the Board, each of whom shall receive an equity award consisting of shares of restricted stock valued at $60,000, vesting on the date that is one year following the date of grant, in accordance with this compensation program.